UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09995

T. Rowe Price Global Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

Global Technology Fund	March 31, 2012

T. Rowe Price Global Technology Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 97.9%		
HARDWARE 17.9%		
Consumer Electronics 11.3%		
Apple (1)	117,100	70,198
Holtek Semiconductor (TWD)	4,103,000	4,928
RealD (1)	246,300	3,325
		78,451
Enterprise Hardware 5.1%		
3-D Systems (1)	143,000	3,366
Dainippon Screen (JPY)	981,000	8,855
Dell (1)	197,800	3,284
EMC (1)	276,800	8,271
Hitachi Chemical (JPY)	149,400	2,714
IPG Photonics (1)	125,000	6,506
NetApp (1)	37,300	1,670
Synnex Technology International (TWD)	267,501	664
		35,330
Supply Chain/Electronic Manufacturing 1.5%		
Chroma Ate (TWD)	872,752	2,224
Fanuc (JPY)	28,500	5,122
Quanta Computer (TWD)	1,323,000	3,465
		10,811
Total Hardware		124,592
HEALTH CARE 0.5%		
Healthcare Services 0.5%		
athenahealth (1)	44,900	3,328
Total Health Care		3,328

IT SERVICES 3.1%		
IT Services 3.1%		
Genpact (1)	435,900	7,105
iSoftstone Holdings, ADR (1)	311,200	2,748
Playtech (GBP)	1,111,266	6,474
Sapient	401,000	4,993
Total IT Services		21,320
MEDIA 14.4%		
Cable/Satellite 1.0%		
Charter Communications, Class A (1)	30,800	1,954
Eutelsat (EUR)	133,435	4,933
		6,887
Internet 13.2%		
Amazon.com (1)	25,600	5,184
Angie's List, Acquisition Date: 3/15 - 5/17/11 Acquisition Cost $2,645 (1)(2)	299,144	5,368
Baidu, ADR (1)	79,700	11,618
Facebook, Class A, Acquisition Date: 8/12/11 Acquisition Cost $460 (1)(2)	14,771	460
Facebook, Class B, Acquisition Date: 3/31 – 5/19/11 Acquisition Cost $2,044 (1)(2)	81,723	2,545
Google, Class A (1)	23,800	15,262
Groupon, Acquisition Date: 12/17/10 Acquisition Cost $1,676 (1)(2)	212,180	3,705
Info Edge India (INR)	162,620	2,330
Kakaku.com (JPY)	128,900	3,393
LinkedIn (1)	140,000	14,279
Netflix (1)	42,200	4,855
OpenTable (1)	40,600	1,643
priceline.com (1)	16,500	11,839
Sina (1)	27,500	1,788
Tencent Holdings (HKD)	189,300	5,285

Yandex (1)	19,400	521
Youku, ADR (1)	35,711	785
Youku.com, Class A, Acquisition Date: 9/15/10 Acquisition Cost $— (1)(2)	2	—
Zynga, Acquisition Date: 2/18/11 Acquisition Cost $1,103 (1)(2)	78,628	982
		91,842
Media & Entertainment 0.2%		
Mail.Ru, GDR (1)(3)	39,900	1,574
		1,574
Total Media		100,303
SEMICONDUCTORS 19.3%		
Digital Semiconductors 13.5%		
Altera	126,300	5,029
ARM Holdings (GBP)	181,855	1,722
Atmel (1)	1,116,500	11,009
Broadcom, Class A	88,800	3,490
Cavium (1)	156,400	4,839
Cree (1)	112,700	3,565
CSR (GBP)	1,032,950	3,799
IQE (GBP) (1)	13,793,271	6,453
Kopin (1)	659,006	2,682
Marvell Technology Group (1)	151,900	2,389
Micron Technology (1)	393,700	3,189
NVIDIA (1)	149,000	2,293
ON Semiconductor (1)	337,000	3,036
PMC-Sierra (1)	682,200	4,932
Samsung Electronics (KRW)	18,373	20,675
SanDisk (1)	111,200	5,515
Taiwan Semiconductor (TWD)	2,024,000	5,822
TriQuint Semiconductor (1)	294,400	2,030

Xilinx	44,800	1,632
		94,101
Semiconductor Capital Equipment 5.8%		
ASML (EUR)	71,684	3,583
Cymer (1)	36,900	1,845
KLA-Tencor	153,600	8,359
Lam Research (1)	176,700	7,884
Nikon (JPY)	135,200	4,127
Tokyo Electron (JPY)	252,300	14,462
		40,260
Total Semiconductors		134,361
SOFTWARE 19.2%		
Applications Software 8.7%		
Ariba (1)	336,100	10,994
AutoNavi, ADR (1)	237,000	2,974
Aveva Group (GBP)	121,663	3,225
Concur Technologies (1)	58,300	3,345
ExactTarget (1)	42,200	1,097
Informatica (1)	215,300	11,389
NetSuite (1)	40,300	2,027
Nuance Communications (1)	333,900	8,541
Salesforce.com (1)	25,500	3,940
Software (EUR)	183,271	6,864
Synaptics (1)	62,110	2,268
Ultimate Software Group (1)	20,200	1,480
Wacom (JPY)	1,070	2,242
		60,386
Consumer Software 0.5%		
Electronic Arts (1)	103,700	1,709

Gameloft (EUR) (1)	335,956	2,088
		3,797
Enterprise Software 2.4%		
Commvault Systems (1)	68,800	3,415
Cornerstone OnDemand (1)	275,100	6,008
Guidewire Software (1)	68,631	2,113
iRobot (1)	144,300	3,934
Jive Software (1)	14,100	383
QLIK Technologies (1)	22,000	704
		16,557
Infrastructure Software 6.0%		
Citrix Systems (1)	2,700	213
Microsoft	494,300	15,941
OPNET Technologies	177,100	5,136
Oracle	195,900	5,712
Red Hat (1)	67,000	4,013
TIBCO Software (1)	361,700	11,032
		42,047
Internet & Security Software 0.1%		
Imperva (1)	11,300	442
		442
Systems Software 0.6%		
Check Point Software Technologies (1)	60,000	3,830
		3,830
Technical Software 0.9%		
Autodesk (1)	154,700	6,547
		6,547
Total Software		133,606

Wireless - International 1.0%		
XL Axiata (IDR)	12,254,500	6,768
		6,768
Total Telecom Services		20,075
Total Miscellaneous Common Stocks 4.9% (4)		33,911
Total Common Stocks (Cost $533,873)		680,423
CONVERTIBLE PREFERRED STOCKS 1.0%		
ENERGY 0.1%		
Energy Related 0.1%		
Silver Spring Networks, Acquisition Date: 12/11/09 Acquisition Cost $590 (1)(2)	59,000	443
Total Energy		443
INTERNET & E-COMMERCE 0.7%		
Internet 0.7%		
coupons.com, Acquisition Date: 6/1/11 Acquisition Cost $1,080 (1)(2)	196,610	1,080
Peixe Urbano, Acquisition Date: 12/5/11 Acquisition Cost $1,364 (1)(2)	41,445	1,364
Twitter, Acquisition Date: 9/24/09, Acquisition Cost $448 (1)(2)	168,000	2,688
Total Internet & E-Commerce		5,132
IT SERVICES 0.2%		
IT Services 0.2%		
Apptio, Acquisition Date: 3/9/12 Acquisition Cost $1,134 (1)(2)	63,288	1,134
Total IT Services		1,134

SOFTWARE 0.0%

Applications Software 0.0%

Workday, Acquisition Date: 10/13/11 Acquisition Cost $290 (1)(2)	21,907	290
Total Software		290
Total Convertible Preferred Stocks (Cost $4,906)		6,999

SHORT-TERM INVESTMENTS 1.8%

Money Market Funds 1.8%

T. Rowe Price Government Reserve Investment Fund, 0.09% (5)(6)	12,882,754	12,883
Total Short-Term Investments (Cost $12,883)		12,883
Total Investments in Securities **100.7% of Net Assets (Cost $551,662)**		$ 700,305

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $20,059 and represents 2.9% of net assets.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $1,574 and represents 0.2% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depository Receipts
EUR Euro
GBP British Pound
GDR Global Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Technology Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Values in the accompanying Portfolio of Investments are as of March 30, the last business day in the fund’s fiscal period ended March 31, 2011. Some foreign markets were open between March 30 and the close of the fund’s reporting period on March 31, but any differences in values and foreign exchange rates subsequent March 30 through March 31 were immaterial to the fund’s financial statements.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on March 31, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the three months ended March 31, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at March 31, 2012, totaled $336,000 for the three months ended March 31, 2012.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements relative to the U.S. dollar. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, and/or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Counterparty Risk and Collateral
The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all covered OTC instruments covered by a particular collateral agreement with a specified counterparty. Collateral, both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund to a counterparty are so noted in the accompanying Portfolio of Investments and remain in the fund’s net assets. As of March 31, 2012, no collateral was pledged by either the fund or counterparties.

At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. In accordance with the terms of the relevant derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity after the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments for federal income tax purposes was $551,662,000. Net unrealized gain aggregated $148,619,000 at period-end, of which $153,685,000 related to appreciated investments and $5,066,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 18, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 18, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 18, 2012